Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenues, cost of revenues
	TTM Digital	Sysorex Government Services	Consolidated
Revenues
Products Revenue	$-	$6,516	$6,516
Services Revenue	-	1,756	1,756
Mining Income	4,394	-	4,394
Total Revenues	$4,394	$8,272	$12,666

Costs of Revenues
Product Cost of Revenue	$-	$6,036	$6,036
Services Cost of Revenue	-	868	868
Mining Cost of Revenue	457	-	457
Other Operating Expenses	13,276	4,568	17,844
Operating Income (Loss)	$(9,339)	$(3,200)	$(12,539)
Total Segment Assets	$10,271	$8,940	$19,211